November 27, 2013

VIA EDGAR

US Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:       City National Rochdale Funds (File Nos. 333-16093and 811-07923)
Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, City National Rochdale Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 68 (“PEA No. 68”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 68 is to reflect revised principal investment strategies for the City National Rochdale Fixed Income Opportunities Fund.

If you have any questions regarding these materials, please do not hesitate to contact me at (714) 830-0679.

Very truly yours,

/s/ Laurie A. Dee